Long-term investments (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Long-term investments.
Carrying amount of equity investments	¥ 113,339		$ 15,822	¥ 113,506
Impairment charges recognized on equity investments without readily determinable fair value	0	¥ 0
Accumulated impairment of equity investments	¥ 27,617		$ 3,855	¥ 27,706